Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS High Income VIP

Kirk Maurer and Nick Soroka have been added as portfolio managers of the fund and, together with Gary Russell, Thomas R. Bouchard, and Sarah Rowin, are responsible for the day-to-day management of the fund.

The following information replaces the existing tables for DWS High Income VIP in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Gary Russell, Thomas R. Bouchard and Sarah Rowin is provided as of December 31, 2022, and the information for Kirk Maurer and Nick Soroka is provided as of June 30, 2023.

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Gary Russell	$0	$100,001 - $500,000
Thomas R. Bouchard	$0	$10,001 - $50,000
Sarah Rowin	$0	$0
Kirk Maurer	$0	$0
Nick Soroka	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	3	$1,031,261,237	0	$0
Thomas R. Bouchard	3	$1,031,261,237	0	$0
Sarah Rowin	0	$0	0	$0
Kirk Maurer	0	$0	0	$0
Nick Soroka	0	$0	0	$0

September 14, 2023

SAISTKR23-26

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Gary Russell	1	$119,453,045	0	$0
Thomas R. Bouchard	0	$0	0	$0
Sarah Rowin	0	$0	0	$0
Kirk Maurer	0	$0	0	$0
Nick Soroka	0	$0	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Gary Russell	10	$651,552,364	0	$0
Thomas R. Bouchard	1	$173,480,402	0	$0
Sarah Rowin	0	$0	0	$0
Kirk Maurer	0	$0	0	$0
Nick Soroka	0	$0	0	$0

Please Retain This Supplement for Future Reference

September 14, 2023

SAISTKR23-26